Document and Entity Information	0 Months Ended
Sep. 19, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 19, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 19, 2013
Document Effective Date	Sep. 19, 2013
Prospectus Date	Sep. 19, 2013
Quality Dividend Fund | Class A
Risk/Return:
Trading Symbol	QDVAX
Quality Dividend Fund | Class C
Risk/Return:
Trading Symbol	QDVCX
Quality Dividend Fund | Institutional Class
Risk/Return:
Trading Symbol	QDVIX